Supplementary Disclosures of Cash Flow Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Supplementary Disclosures of Cash Flow Information [Abstract]
Schedule of additional cash flow information
Nine Months Ended September 30	2016	2015
Supplemental disclosure of non-cash investing and financing activities:
Accounts payable added to debt	$89,038	$-
Fixed asset purchases in accounts payable	$409,192	$-
Issuance of units for debt	$49,590	$-
Interest added to debt	$123,870	$-
Supplemental disclosures of cash flow activity:
Cash paid for interest	$47,316	$7,886

Year Ended December 31	2015	2014
Cash paid for interest	$15,573	$27,540